F1 Financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Capital Objectives-Related Information

Capital objectives-related information, SEK billion

	2018	2017 1)
Capital	88	98
Equity ratio	32.7%	37.5%
Free cash flow	3.0	5.1
Positive net cash	35.9	34.7
Post-employment benefits	28.7	25.0
Credit rating
Moody’s	Ba2, stable	Ba2, negative
Standard & Poor’s	BB+, stable	BB+, stable

1)	2017 is restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”

Summary of Net Exposure for Largest Currencies Impact on Sales

The table below presents the net exposure for the largest currencies impact on sales and also net transaction exposure of these currencies on profitability.

Currency exposure, SEK billion

Exposure	Sales translation	Sales transaction	Sales net	Incurred cost transaction	Net transaction
currency	exposure	exposure	exposure	exposure 1)	exposure
USD	59.9	34.0	93.9	–3.8	30.2
EUR	23.8	12.2	36.0	–4.2	8.0
CNY	12.4	0.0	12.4	–7.7	–7.7
INR	8.9	–0.1	8.8	–1.0	–1.1
AUD	7.3	–0.4	6.9	3.7	3.3
JPY	6.8	0.0	6.8	4.4	4.4
BRL	6.8	0.0	6.8	0.8	0.8
SAR	5.3	0.6	5.9	2.1	2.7
GBP	6.1	–1.0	5.1	1.3	0.3

1)	Transactions in foreign currency – internal sales, internal purchases, external purchases.

Summary of Sensitivity to Interest Rate Increase of One Basis Point

Sensitivity to interest rate increase of 1 basis point, SEK million 1)

	< 3M	3–12M	1–3Y	3–5Y	>5Y	Total
Interest-bearing assets	0	–3	0	–3	–1	–7
Interest-bearing liabilities 2)	0	2	0	2	3	7
Derivatives	0	2	–1	–2	2	1

Total	0	1	–1	–3	4	1

1)	Excluding changes in credit risk reported in OCI.
2)	Borrowings are included as they are designated FVTPL in 2018. In prior years, borrowings were included due to fair value hedge accounting.

Disclosure of Detailed Information about Currency Derivatives

Outstanding derivatives

Outstanding derivatives 1)

	2018			2017
Fair value	Asset		Liability	Asset		Liability
Currency derivatives
Maturity within 3 months	226		207	130		542
Maturity between 3 and 12 months	38		46	215		147
Maturity between 1 and 3 years	—		145	25		—
Maturity between 3 and 5 years	3		194	754		—

Total	267		592	1,125		689
Interest rate derivatives
Maturity within 3 months	16		32	10		35
Maturity between 3 and 12 months	8		15	1		—
Maturity between 1 and 3 years	10		3	34		105
Maturity between 3 and 5 years	44		222	83		54
Maturity of more than 5 years	58		23	39		43

Total	136	2)	295	168	2)	237
Of which designated in fair value hedge relations	—		—	44		—

1)	Prior to 2018, some of the derivatives hedging non-current liabilities are recognized in the balance sheet as non-current derivatives due to hedge accounting.
2)	Of which SEK 0 (86) million is reported as non-current assets.

Summary of Movements in Allowances for Impairment of Trade Receivables and Contract Assets

Movements in allowances for impairment of trade receivables and contract assets

2018
Opening balance	3,335
Adjustment due to IFRS 9 1)	1,240

Opening balance, adjusted	4,575
Losses recognized in profit or loss	420
Write-offs	–890
Translation difference	18

Closing balance 2)	4,123

1)	For more information see Note A3, “Changes in accounting policies.”
2)	Of which SEK 15 million relates to contract assets.

Summary of Aging Analysis of Gross Values by Risk Category

Aging analysis of gross values by risk category at December 31, 2018

Days past due	1–90	91–180	181–360	>360	Total
Country risk: Low	1,387	350	139	498	2,374
Country risk: Medium	1,596	540	309	1,724	4,169
Country risk: High	927	614	699	1,630	3,870

Total past due	3,910	1,504	1,147	3,852	10,413

Summary of Movements in Allowances for Impairment of Trade Receivables and Contract

Movements in allowances for impairment of trade receivables and contract assets

2017
Opening balance	1,403
Additions	3,544
Utilized	–1,485
Reversal of excess amounts	–48
Reclassification	–66
Translation difference	–13

Closing balance	3,335

Summary of Aging Analysis Impairment of Trade Receivables and Contract Assets

Aging analysis as per December 31, 2017 1)

	Trade receivables and contract assets, excluding associated companies and joint ventures	Allowances for impairment
Of which neither impaired nor past due	54,474	—
Of which impaired, not past due	15	–15
Of which past due in the following time intervals
less than 90 days	2,924	—
90 days or more	3,769	—
Of which past due and impaired in the following time intervals
less than 90 days	220	–220
90 days or more	3,100	–3,100

Total	64,502	–3,335

1)	2017 is restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”

Summary of Outstanding Customer Finance Credit Exposure

The table below summarizes the Company’s outstanding customer finance as of December 31, 2018 and 2017.

Outstanding customer finance credit risk exposure 1)

	2018	2017
Fair value of customer finance credits 2)	2,883	3,931
Financial guarantees for third-parties	42	77
Accrued interest	21	14

Maximum exposure to credit risk	2,946	4,022
Less third-party risk coverage	–331	–505

The Company’s risk exposure, less third-party risk coverage	2,615	3,517

1)	This table has been adjusted to show the maximum exposure to credit risk. In prior years, impairments were not considered.
2)	At December 31, 2017, the fair value of the customer finance credits was the same as the carrying value.

Disclosure of Customer Finance Fair Value Reconciliation

Customer finance fair value reconciliation

2018
Opening balance	3,931
Additions	6,100
Disposals/repayments	–6,200
Revaluation	–1,073
Translation difference	126

Closing balance	2,884

Of which non-current	1,180

Summary of Movements in Allowances for Impairment of Customer Finance	Movements in allowances for impairment of customer finance

2017
Opening balance	250
Additions	85
Utilized	–3
Reversal of excess amounts	–27
Translation difference	–13

Closing balance	292

Summary of Aging Analysis of Customer Finance

Aging analysis as per December 31, 2017

	Customer finance credits	Allowances for impairment
Of which neither impaired nor past due	1,841	—
Of which impaired, not past due	2,029	–104
Of which past due in the following time intervals
less than 90 days	4	—
90 days or more	99	—
Of which past due and impaired in the following time intervals
less than 90 days	29	–20
90 days or more	221	–168

Total	4,223	–292

Summary of Cash, Cash Equivalents and Interest-Bearing Securities

Cash, cash equivalents and interest-bearing securities

	Remaining time to maturity
SEK billion	< 3 months	3–12 months	1–5 years	>5 years	Total
Banks	32.2	0.4	0.0	0.0	32.6
Type of issuer/counterpart
Governments	7.6	2.3	7.7	0.9	18.5
Corporates	2.2	0.0	0.0	0.0	2.2
Mortgage institutes	0.0	0.2	15.2	0.3	15.7

2018	42.0	2.9	22.9	1.2	69.0
2017	36.4	1.2	28.4	1.7	67.7

Summary of Funding Programs

Funding programs 1)

	Amount	Utilized	Unutilized
Euro Medium-Term Note program (USD million)	5,000	1,456	3,544

SEC Registered program (USD million)	2)	1,000	—

1)	There are no financial covenants related to these programs.
2)	Program amount indeterminate.

Summary of Committed Credit Facilities	Committed credit facilities

	Amount	Utilized	Unutilized
Multi-currency revolving credit facility (USD million)	2,000	—	2,000
European Investment Bank (EIB) credit facility (EUR million)	250	—	250

Summary of Financial Instruments, Book Value

Financial instruments, book value 2018

SEK billion	Customer finance	Trade receivables	Interest- bearing securities	Cash equivalents	Borrowings	Trade payables	Other financial assets	Other current receivables	Other current liabilities	2018
Note	B6	B6	F3	H3	F4	B8	F3	B7	B9
Assets at fair value through profit or loss	2.9		30.2	15.2			2.5	0.4		51.2
Assets at amortized cost			0.4	4.2						4.6
Assets at fair value through OCI		51.2								51.2
Financial liabilities at fair value through profit or loss 1)					–30.7				–0.9	–31.6
Financial liabilities at amortized cost					–2.4	–29.9				–32.3

Total	2.9	51.2	30.6	19.4	–33.1	–29.9	2.5	0.4	–0.9	43.1

1) Borrowings have been designated FVTPL while derivatives are held for trading.

Financial instruments, book value 2017 1)

SEK billion	Customer finance	Trade receivables	Interest- bearing securities	Cash equivalents	Borrowings	Trade payables	Other financial assets	Other current receivables	Other current liabilities	2017
Note	B6	B6	F3	H3	F4	B8	F3	B7	B9
Assets at fair value through profit or loss			6.1	14.3			0.9	1.2	–0.9	21.6
Loans and receivables	3.9	48.1	0.3	3.2			5.0			60.5
Available-for-sale			25.4				1.3			26.7
Financial liabilities at amortized cost					–33.0	–26.3				–59.3

Total	3.9	48.1	31.8	17.5	–33.0	–26.3	7.2	1.2	–0.9	49.5

1)	2017 is restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”